VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.12

Loan ID	Alt IDs	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	888764			XXXX-XXX	Amortization Term	notePage	360	240	Methodology difference
XXXX	190192			XXXX-XXX	Amortization Term	notePage	360	240	Methodology difference
XXXX	575302			XXXX-XXX	Amortization Term	notePage	360	240	Methodology difference